INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING (Tables)	12 Months Ended
Dec. 31, 2021
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Schedule of money market operations recognized as liabilities

The following table sets forth information regarding the money market operations recognized as liabilities in the statement of financial position:

Interbank and repurchase agreements and other similar secured borrowing	December 31, 2021	December 31, 2020
In millions of COP
Interbank Deposits
Interbank liabilities	886,405	762,574
Total interbank	886,405	762,574
Repurchase agreements and other similar secured borrowing
Short selling operations	276,242	128,257
Temporary transfer of securities	487,083	2,087,906
Total Repurchase agreements and other similar secured borrowing(1)	763,325	2,216,163
Total money market transactions	1,649,730	2,978,737
(1)	Total repo liabilities have maturities of less than 30 days.

Schedule of repurchases and resale transactions

As of December 31, 2021

			Net balance
	Assets /	Amounts offset in	presented in the	Financial	Assets /
	liabilities gross	the statement of	statement of financial	instruments as	liabilities
		financial position	position	collaterals	net
In millions of COP
Securities purchased under resale agreements(1)	817,960	-	817,960	(817,960)	-
Securities sold under repurchase agreements	(763,325)	-	(763,325)	763,325	-
Total repurchase and resale agreements	54,635	-	54,635	(54,635)	-
(1)	The amount includes those presented as cash and cash equivalents and those presented as other assets.

As of December 31, 2020

			Net balance
	Assets /	Amounts offset in	presented in the	Financial	Assets /
	liabilities gross	the statement of	statement of financial	instruments as	liabilities
		financial position	position	collaterals	net
In millions of COP
Securities purchased under resale agreements	322,160	-	322,160	(322,160)	-
Securities sold under repurchase agreements	(2,216,163)	-	(2,216,163)	2,216,163	-
Total repurchase and resale agreements	(1,894,003)	-	(1,894,003)	1,894,003	-